13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2008
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JS Asset Management, LLC
Address:  One Tower Bridge
          100 Front St, Suite 501
          West Conshohocken, PA 19428

Form 13F File Number: 28-12350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian McCafferty
Title: Head Trader
Phone: 610-234-2209

Signature                    City     State                and Date of Signing:
---------                    ----     -----                --------------------
Brian McCafferty          West Conshohocken PA                08/12/2008
-------------------       -----------------------          ---------------
Signature                     City     State                     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                     FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total: $ 175,099

List of Other Included Managers:  Russell Investment Group File# 28-01190


                                  Title of                                       Investment  Discretion  Other   Voting Authority
Issuer Name                         Class        Cusip       MKT VAL     Shares    Sole(A)    Shared     Mngrs  Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp. ADR          Common Stock  002255107     2698454.88      170357   Sole       0         0     165785          4572
Abitibibowater Inc              Common Stock  003687100     3646658.49      390853   Sole       0         0     381903          8950
Alcatel ADR                     Common Stock  013904305     8237871.44     1363886   Sole       0         0    1323026         40860
Alliance Semiconductor Inc.     Common Stock  01877h100       31203.22       36495   Sole       0         0      36495             0
American Equity Investment
  Life Holding Co               Common Stock  025676206         638145       78300   Sole       0         0      78300             0
American Int'l Group            Common Stock  026874107        2817990      106500   Sole       0         0     103800          2700
ArvinMeritor Inc                Common Stock  043353101         143520       11500   Sole       0         0      11500             0
BFC Financial Corp              Common Stock  055384200         107550      143400   Sole       0         0     143400             0
BearingPoint Inc.               Common Stock  074002106     2618555.85     3232785   Sole       0         0    3150735         82050
CIT Group                       Common Stock  125581108         162078       23800   Sole       0         0      23800             0
Capital One Financial Corp      Common Stock  14040H105         163443        4300   Sole       0         0       4300             0
Cavalier Homes Inc              Common Stock  149507105         115619       58100   Sole       0         0      58100             0
Centex Corp                     Common Stock  152312104        5751774      430200   Sole       0         0     415900         14300
Champion Enterprises Inc        Common Stock  158496109          81900       14000   Sole       0         0      14000             0
Citigroup Inc.                  Common Stock  172967101     7710890.52      460077   Sole       0         0     447167         12910
Conseco Inc.                    Common Stock  208464883         237088       23900   Sole       0         0      23900             0
Cooper Tire & Rubber Co.        Common Stock  216831107         107408       13700   Sole       0         0      13700             0
Dell Inc.                       Common Stock  24702r101      6201667.2      283440   Sole       0         0     274770          8670
Fannie Mae                      Common Stock  313586109    10090220.82      517182   Sole       0         0     506382         10800
Foundation Coal Holdings Inc    Common Stock  35039W100         354320        4000   Sole       0         0       4000             0
Freddie Mac                     Common Stock  313400301     10063302.4      613616   Sole       0         0     600086         13530
General Motors Corp.            Common Stock  370442105        1233950      107300   Sole       0         0     104500          2800
Genworth Financial Inc.         Common Stock  37247d106     8280260.82      464922   Sole       0         0     453522         11400
Horton (D.R.) Inc.              Common Stock  23331a109        9409988      867280   Sole       0         0     845290         21990
Hovnanian Enterprises           Common Stock  442487203         177004       32300   Sole       0         0      32300             0
Hudson Highland Group Inc.      Common Stock  443792106        1005120       96000   Sole       0         0      96000             0
JC Penney Company Inc.          Common Stock  708160106        2525784       69600   Sole       0         0      67200          2400
KeyCorp                         Common Stock  493267108         557784       50800   Sole       0         0      50800             0
Landamerica Financial Group     Common Stock  514936103         530341       23900   Sole       0         0      23900             0
Lehman Brothers                 Common Stock  524908100        1303498       65800   Sole       0         0      65800             0
Libbey Inc.                     Common Stock  529898108         566184       76100   Sole       0         0      76100             0
MasTec Inc.                     Common Stock  576323109          59696        5600   Sole       0         0       5600             0
Meritage Homes Corp.            Common Stock  59001a102         807044       53200   Sole       0         0      53200             0
Mirant Corp                     Common Stock  60467R100        7043085      179900   Sole       0         0     174030          5870
Motorola Inc                    Common Stock  620076109      3711250.8      505620   Sole       0         0     490520         15100
National City Corp              Common Stock  635405103        6427575     1347500   Sole       0         0    1323900         23600
Navistar International          Common Stock  63934e108     7164112.08      108844   Sole       0         0     105944          2900
Nortel Networks Corp.           Common Stock  656568508     2355095.76      286508   Sole       0         0     277673          8835
Office Depot Inc                Common Stock  676220106         514180       47000   Sole       0         0      42700          4300
Omnicare Inc                    Common Stock  681904108      3050434.8      116340   Sole       0         0     112840          3500
Peabody Energy Corp             Common Stock  704549104        9002232      102240   Sole       0         0      99340          2900
Pilgrim's Pride Corp            Common Stock  721467108         401391       30900   Sole       0         0      30900             0
Pulte Homes                     Common Stock  745867101      9200116.8      955360   Sole       0         0     929860         25500
Qimonda AG                      Common Stock  746904101         198254       83300   Sole       0         0      83300             0
Reliant Energy Inc.             Common Stock  75952b105     8682392.73      408199   Sole       0         0     396309         11890
Ryland Group Inc.               Common Stock  783764103         305340       14000   Sole       0         0      14000             0
Safeway Inc.                    Common Stock  786514208          59955        2100   Sole       0         0       1000          1100
Sanofi-Aventis ADR              Common Stock  80105n105     3470408.28      104436   Sole       0         0      99636          4800
Sprint Nextel Corp.             Common Stock  852061100        7499680      789440   Sole       0         0     766890         22550
Tyson Foods Inc.                Common Stock  902494103      2502599.4      167510   Sole       0         0     160950          6560
UAL Corp.                       Common Stock  902549807        38210.4        7320   Sole       0         0       6800           520
US Airways Group Inc.           Common Stock  90341w108           7000        2800   Sole       0         0       2800             0
Wachovia Corp                   Common Stock  929903102      7142557.6      459920   Sole       0         0     453820          6100
Washington Mutual Inc.          Common Stock  939322103      6913388.3     1402310   Sole       0         0    1368340         33970
iShares Russell 1000
  Value Index Fd.               Common Stock  464287598         973605       14100   Sole       0         0      14100             0
